Commitments and Contingencies (License Agreement) (Details) - C3J [Member]	12 Months Ended
Dec. 31, 2018 USD ($) shares
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Phase 2 clinical trial payment	$ 50,000
Phase 3 clinical trial payment	150,000
Payment on sale of license product	$ 250,000
License Agreement With The Regents of University of California [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares	10,540
Shares reserved for issuance (in percentage)	2.5
Annual maintenance fees and milestone fees	$ 5,000
Filing fees payable	20,000
Phase 1 clinical trial payment	$ 50,000
Sub-licensing income payable (Percentage)	20.00%
Minimum royalties payable in first year	$ 20,000
Minimum increase in royalty payable	15,000
Minimum royalties payable	$ 50,000
License Agreement With The Regents of University of California [Member] | Nonprescription Licensed Products [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty percentage	1.00%
License Agreement With The Regents of University of California [Member] | Prescription Licensed Products [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty percentage	2.00%